SCHEDULE OF INVESTMENTS
Balanced (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Interactive Home Entertainment – 1.7%
Electronic Arts, Inc.	44	$5,899

Interactive Media & Services – 4.7%
Alphabet, Inc., Class A(A)	3	5,474
Alphabet, Inc., Class C(A)	3	5,500
Facebook, Inc., Class A(A)	19	5,502

		16,476

Movies & Entertainment – 0.2%
Walt Disney Co. (The)	4	698

Total Communication Services - 6.6%		23,073

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.9%
Carter’s, Inc.	36	3,240
V.F. Corp.	42	3,358

		6,598

Automotive Retail – 0.8%
O’Reilly Automotive, Inc.(A)	5	2,767

Casinos & Gaming – 1.4%
Las Vegas Sands, Inc.	80	4,847

Home Improvement Retail – 2.0%
Lowe’s Co., Inc.	36	6,924

Hotels, Resorts & Cruise Lines – 1.0%
Hilton Worldwide Holdings, Inc.(A)	28	3,339

Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc.(A)	1	2,314

Restaurants – 1.0%
Darden Restaurants, Inc.	25	3,602

Specialty Stores – 1.3%
Tractor Supply Co.	25	4,419

Total Consumer Discretionary - 10.1%		34,810

Consumer Staples

Distillers & Vintners – 1.9%
Constellation Brands, Inc.	29	6,560

Packaged Foods & Meats – 0.7%
Mondelez International, Inc., Class A	44	2,600

Soft Drinks – 0.8%
Coca-Cola Co. (The)	56	2,960

Tobacco – 1.6%
Philip Morris International, Inc.	62	5,491

Total Consumer Staples - 5.0%		17,611

Energy

Integrated Oil & Gas – 0.4%
Chevron Corp.	14	1,415

Oil & Gas Exploration & Production – 2.3%
Canadian Natural Resources Ltd.	151	4,650

Hess Corp.	51	3,588

		8,238

Oil & Gas Storage & Transportation – 0.6%
Enterprise Products Partners L.P.	97	2,136

Total Energy - 3.3%		11,789

Financials

Consumer Finance – 1.3%
American Express Co.	32	4,474

Financial Exchanges & Data – 1.1%
Intercontinental Exchange, Inc.	33	3,701

Insurance Brokers – 1.0%
Aon plc	15	3,558

Investment Banking & Brokerage – 3.4%
Goldman Sachs Group, Inc. (The)	21	6,957
Morgan Stanley	62	4,831

		11,788

Multi-Sector Holdings – 1.6%
Berkshire Hathaway, Inc., Class B(A)	22	5,548

Other Diversified Financial Services – 1.7%
JPMorgan Chase & Co.	38	5,804

Regional Banks – 1.6%
PNC Financial Services Group, Inc. (The)	32	5,588

Total Financials - 11.7%		40,461

Health Care

Health Care Equipment – 2.0%
Zimmer Holdings, Inc.	44	7,040

Health Care Technology – 1.3%
Cerner Corp.	64	4,597

Managed Health Care – 2.7%
Anthem, Inc.	16	5,770
UnitedHealth Group, Inc.	10	3,544

		9,314

Pharmaceuticals – 4.2%
Elanco Animal Health, Inc.(A)	98	2,874
Eli Lilly and Co.	23	4,316
Jazz Pharmaceuticals plc(A)	24	4,010
Merck & Co., Inc.	42	3,216

		14,416

Total Health Care - 10.2%		35,367

Industrials

Aerospace & Defense – 0.8%
Raytheon Technologies Corp.	37	2,822

Agricultural & Farm Machinery – 0.2%
Deere & Co.	2	706

Electrical Components & Equipment – 0.9%
Emerson Electric Co.	34	3,096

Industrial Machinery – 1.8%
Ingersoll-Rand, Inc.(A)	42	2,070

Snap-on, Inc.	18	4,069

		6,139

Railroads – 1.6%
Union Pacific Corp.	25	5,483

Research & Consulting Services – 1.2%
IHS Markit Ltd.	43	4,205

Total Industrials - 6.5%		22,451

Information Technology

Application Software – 1.7%
Autodesk, Inc.(A)	22	6,032

Communications Equipment – 1.4%
Cisco Systems, Inc.	40	2,071
Motorola Solutions, Inc.	16	2,944

		5,015

Data Processing & Outsourced Services – 1.6%
Fiserv, Inc.(A)	45	5,326

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corp., Class A	51	4,002

Semiconductors – 3.7%
Infineon Technologies AG ADR	136	5,796
Micron Technology, Inc.(A)	79	6,982

		12,778

Systems Software – 3.3%
Microsoft Corp.	49	11,567

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	37	4,493

Total Information Technology - 14.2%		49,213

Materials

Specialty Chemicals – 1.0%
Sherwin-Williams Co. (The)	5	3,594

Total Materials - 1.0%		3,594

Utilities

Multi-Utilities – 0.8%
Dominion Energy, Inc.	36	2,712

Total Utilities - 0.8%		2,712

TOTAL COMMON STOCKS – 69.4%		$241,081

(Cost: $171,139)

PREFERRED STOCKS

Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500%(B)	3	3,183

Total Energy - 0.9%		3,183

Health Care

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc., 5.000%	8	367

Total Health Care - 0.1%		367

TOTAL PREFERRED STOCKS – 1.0%		$3,550

(Cost: $3,625)

CORPORATE DEBT SECURITIES	Principal

Communication Services
Alternative Carriers – 0.0%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	$120	135

Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 4.250%, 10-15-30	450	517
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.450%, 2-1-50	675	697

		1,214

Integrated Telecommunication Services – 0.2%
Verizon Communications, Inc., 2.550%, 3-21-31	750	749

Movies & Entertainment – 0.3%
Walt Disney Co. (The), 2.750%, 9-1-49	1,000	916

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5-15-26	425	459

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc., 3.875%, 4-15-30(C)	575	624

Total Communication Services - 1.2%		4,097

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp., 4.625%, 7-10-25	350	385

Footwear – 0.1%
NIKE, Inc., 2.850%, 3-27-30	235	247

Home Improvement Retail – 0.2%
Home Depot, Inc. (The), 3.350%, 4-15-50	700	726

Homebuilding – 0.1%
NVR, Inc., 3.000%, 5-15-30	400	410

Internet & Direct Marketing Retail – 0.0%
Expedia Group, Inc., 6.250%, 5-1-25(C)	159	184

Total Consumer Discretionary - 0.5%		1,952

Consumer Staples

Agricultural Products – 0.1%
Archer Daniels Midland Co., 3.250%, 3-27-30	300	322

Brewers – 0.0%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	150	176

Drug Retail – 0.2%
CVS Health Corp.:
3.750%, 4-1-30	350	382
5.050%, 3-25-48	180	221

		603

Food Retail – 0.1%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(C)	350	357

Hypermarkets & Super Centers – 0.6%
Walmart, Inc., 4.050%, 6-29-48	1,800	2,131

Packaged Foods & Meats – 0.3%
Hormel Foods Corp., 1.800%, 6-11-30	175	168
Nestle Holdings, Inc., 4.000%, 9-24-48(C)	555	650

		818

Personal Products – 0.1%
Estee Lauder Co., Inc. (The), 4.150%, 3-15-47	375	435

Soft Drinks – 0.3%
PepsiCo, Inc., 2.875%, 10-15-49	1,050	1,016

Total Consumer Staples - 1.7%		5,858

Energy

Oil & Gas Drilling – 0.8%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24	3,600	2,664

Oil & Gas Exploration & Production – 0.2%
EQT Corp., 7.875%, 2-1-25(D)	500	575

Oil & Gas Storage & Transportation – 0.3%
Williams Partners L.P., 3.600%, 3-15-22	1,000	1,024

Total Energy - 1.3%		4,263

Financials

Asset Management & Custody Banks – 0.4%
Apollo Management Holdings L.P., 2.650%, 6-5-30(C)	425	418
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(C)	350	347
National Securities Clearing Corp., 1.500%, 4-23-25(C)	350	353
Owl Rock Capital Corp., 4.250%, 1-15-26	375	393

		1,511

Consumer Finance – 0.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	256
3.700%, 5-9-23	150	158

		414

Diversified Banks – 0.3%
Bank of America Corp., 2.884%, 10-22-30	400	411
U.S. Bancorp, 3.100%, 4-27-26	400	429

		840

Life & Health Insurance – 0.3%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(C)	1,000	1,066

Multi-Line Insurance – 0.2%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	525	537

Other Diversified Financial Services – 0.7%
Citigroup, Inc., 6.250%, 12-29-49	750	857
Citigroup, Inc. (3-Month U.S. LIBOR plus 409.5 bps), 4.289%, 2-15-69(E)	150	150
JPMorgan Chase & Co., 5.000%, 2-1-69	371	384
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 3.545%, 1-1-68(E)	750	746
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 3.682%, 4-29-49(E)	194	194
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 380 bps), 4.005%, 11-1-68(E)	250	250

		2,581

Specialized Finance – 0.3%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 6.500%, 7-15-25	250	292
LSEGA Financing plc, 2.500%, 4-6-31(C)	900	888

		1,180

Total Financials - 2.3%		8,129

Health Care

Biotechnology – 0.2%
Amgen, Inc., 3.375%, 2-21-50	700	700

Health Care Supplies – 0.1%
Dentsply Sirona, Inc., 3.250%, 6-1-30	475	497

Managed Health Care – 0.1%
UnitedHealth Group, Inc., 2.750%, 5-15-40	300	295

Pharmaceuticals – 0.3%
Johnson & Johnson, 3.400%, 1-15-38	1,000	1,097

Total Health Care - 0.7%		2,589

Industrials

Aerospace & Defense – 0.6%
Boeing Co. (The), 3.750%, 2-1-50	525	503

L3Harris Technologies, Inc., 4.400%, 6-15-28	1,000	1,135
Raytheon Technologies Corp.:
2.250%, 7-1-30	300	295
3.125%, 7-1-50	175	170

		2,103

Environmental & Facilities Services – 0.4%
Republic Services, Inc.:
2.300%, 3-1-30	72	72
1.450%, 2-15-31	490	448
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	1,000	1,082

		1,602

Research & Consulting Services – 0.1%
CoStar Group, Inc., 2.800%, 7-15-30(C)	350	342

Total Industrials - 1.1%		4,047

Information Technology

Application Software – 0.2%
Autodesk, Inc., 2.850%, 1-15-30	500	513
Infor, Inc., 1.750%, 7-15-25(C)	125	126

		639

Data Processing & Outsourced Services – 0.2%
PayPal Holdings, Inc., 2.300%, 6-1-30	350	347
Visa, Inc., 2.700%, 4-15-40	440	431

		778

Semiconductors – 0.3%
Broadcom, Inc., 4.700%, 4-15-25	300	338
Intel Corp., 3.250%, 11-15-49	300	302
Xilinx, Inc., 2.375%, 6-1-30	525	513

		1,153

Systems Software – 0.2%
Microsoft Corp., 2.525%, 6-1-50	350	319
ServiceNow, Inc., 1.400%, 9-1-30	315	284

		603

Technology Hardware, Storage & Peripherals – 0.1%
Apple, Inc., 2.950%, 9-11-49	500	479

Total Information Technology - 1.0%		3,652

Materials

Construction Materials – 0.1%
Hillman Group, Inc. (The), 6.375%, 7-15-22(C)	417	417

Diversified Metals & Mining – 0.1%
Anglo American plc, 4.125%, 4-15-21(C)	200	200

Specialty Chemicals – 0.3%
Ecolab, Inc., 3.250%, 12-1-27	1,000	1,088

Total Materials - 0.5%		1,705

Real Estate
Specialized REITs – 0.2%
EPR Properties, 4.950%, 4-15-28	535	551

Total Real Estate - 0.2%		551

Utilities
Electric Utilities – 0.8%
Commonwealth Edison Co., 2.200%, 3-1-30	350	347
Duke Energy Corp., 3.150%, 8-15-27	500	533
Duke Energy Indiana LLC, 3.750%, 5-15-46	120	125
Duke Energy Ohio, Inc., 4.300%, 2-1-49	115	131
Entergy Corp., 2.800%, 6-15-30	235	237
Exelon Corp., 2.450%, 4-15-21	400	400
Florida Power & Light Co., 3.150%, 10-1-49	425	428
Oncor Electric Delivery Co. LLC, 2.750%, 5-15-30	450	469

		2,670

Multi-Utilities – 0.1%
Dominion Energy, Inc., 3.600%, 3-15-27	450	496

Water Utilities – 0.1%
American Water Capital Corp., 3.750%, 9-1-47	375	400

Total Utilities - 1.0%		3,566

TOTAL CORPORATE DEBT SECURITIES – 11.5%		$40,409

(Cost: $40,678)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6-15-45	559	585
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	408	439
3.000%, 10-25-46	568	600
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	46	50
6.500%, 2-1-29	18	20
7.500%, 4-1-31	16	18
7.000%, 7-1-31	29	35
7.000%, 9-1-31	47	55
6.500%, 2-1-32	112	132
7.000%, 2-1-32	64	74
7.000%, 3-1-32	28	33
7.000%, 7-1-32	51	59
5.500%, 5-1-33	22	25
5.500%, 6-1-33	24	28
4.500%, 11-1-43	338	381

U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1997-1, Class 3A, 8.293%, 12-15-26	19	22

		2,556

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.7%		$2,556

(Cost: $2,458)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 16.4%
U.S. Treasury Bonds:
0.625%, 5-15-30	525	478
0.875%, 11-15-30(F)	1,400	1,295
3.500%, 2-15-39	3,000	3,597
1.125%, 5-15-40	1,623	1,324
1.375%, 11-15-40	385	327
3.750%, 8-15-41	150	187
1.250%, 5-15-50	709	535
1.875%, 2-15-51	470	417
U.S. Treasury Notes:
2.750%, 11-15-23	1,600	1,704
0.125%, 12-15-23	4,205	4,186
0.125%, 1-15-24	1,373	1,366
0.125%, 2-15-24	575	572
2.000%, 5-31-24	1,025	1,076
1.750%, 6-30-24	1,400	1,460
2.250%, 10-31-24	3,635	3,857
1.500%, 11-30-24	1,700	1,758
1.375%, 1-31-25	185	190
1.125%, 2-28-25	640	652
2.875%, 4-30-25	500	544
2.875%, 5-31-25	8,795	9,582
0.375%, 12-31-25	1,105	1,079
2.625%, 12-31-25	800	866
0.375%, 1-31-26	2,440	2,380
1.625%, 9-30-26	1,915	1,973
1.500%, 1-31-27	545	556
0.625%, 3-31-27	8,670	8,382
0.750%, 1-31-28	965	925
2.750%, 2-15-28	250	273
2.875%, 8-15-28	737	811
1.500%, 2-15-30	2,095	2,069
1.125%, 2-15-31(F)	2,710	2,561

		56,982

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.4%		$56,982

(Cost: $57,300)

SHORT-TERM SECURITIES	Shares

Money Market Funds(H) - 1.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(G)	598	598
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	3,031	3,031

		3,629

TOTAL SHORT-TERM SECURITIES – 1.0%		$3,629

(Cost: $3,629)

TOTAL INVESTMENT SECURITIES – 100.0%		$348,207

(Cost: $278,829)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%	(34)

NET ASSETS – 100.0%	$348,173

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Restricted security. At March 31, 2021, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value
Targa Resources Corp., 9.500%	3-2-20	3	$3,225	$3,183

The total value of this security represented 0.9% of net assets at March 31, 2021.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $5,972 or 1.7% of net assets.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.
(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(F)	All or a portion of securities with an aggregate value of $2,394 are on loan.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$241,081	$—	$—
Preferred Stocks	367	3,183	—
Corporate Debt Securities	—	40,409	—
United States Government Agency Obligations	—	2,556	—
United States Government Obligations	—	56,982	—
Short-Term Securities	3,629	—	—
Total	$245,077	$103,130	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$278,829

Gross unrealized appreciation	74,155
Gross unrealized depreciation	(4,777)

Net unrealized appreciation	$69,378